Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial liabilities [line items]
Opening balance		€ (26,738)	[1],[2],[3]	€ (26,417)
Cash Movement		(820)		568
Business acquisitions/ disposals		(11)		(10)
Foreign exchange changes		(407)		(515)
Fair value changes		131		15
Other movements		(412)		(379)
Closing balance	[1],[2]	(28,257)		(26,738)	[3]
Bank Loans and Overdrafts [Member]
Disclosure of financial liabilities [line items]
Opening balance	[4]	(814)		(992)
Cash Movement	[4]	(29)		158
Business acquisitions/ disposals	[4]	(1)		(10)
Foreign exchange changes	[4]	(9)		17
Other movements	[4]	0		13
Closing balance	[4]	(853)		(814)
Bonds and Other Loans [Member]
Disclosure of financial liabilities [line items]
Opening balance	[4]	(23,391)		(22,709)
Cash Movement	[4]	(1,273)		(135)
Business acquisitions/ disposals	[4]	(3)
Foreign exchange changes	[4]	(365)		(543)
Fair value changes	[4]	(1)
Other movements	[4]	1		(4)
Closing balance	[4]	(25,032)		(23,391)
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Opening balance	[5]	(1,981)		(2,118)	[3]
Cash Movement	[5]	452		494	[3]
Business acquisitions/ disposals	[5]	(7)
Foreign exchange changes	[5]	(25)		1	[3]
Other movements	[5]	(358)		(358)	[3]
Closing balance	[5]	(1,919)		(1,981)
Derivatives [Member]
Disclosure of financial liabilities [line items]
Opening balance		(402)		(421)
Fair value changes		132		19
Closing balance		(270)		(402)
Other Financials Liabilities [member]
Disclosure of financial liabilities [line items]
Opening balance	[4]	(150)		(177)
Cash Movement	[4]	30		51
Foreign exchange changes	[4]	(8)		10
Fair value changes	[4]			(4)
Other movements	[4]	(55)		(30)
Closing balance	[4]	€ (183)		€ (150)

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.
[3]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[4]	These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €64 million (2018: €2 million) represents cash movements in overdrafts that are not included in financing cash flows.
[5]	Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €17 million (2018: €13 million) represents gain or loss from termination and modification of lease contracts.